NATURE OF OPERATIONS AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2017
Odava
Schedule of Business Acquisitions, by Acquisition
Cash (paid in December 2016)	$60,000
3,250,000 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Cash	$2,601
Goodwill	2,004,219
Assets acquired	$2,006,820

Business Acquisition, Pro Forma Information

	Twelve months ended December 31, 2017	Twelve months ended December 31, 2016
Total revenues	$319,242	$701,581
Net loss	(44,405,275)	(18,030,668)
Basic and diluted net loss per common share	$(0.46)	$(0.34)

DDDigital Inc.
Schedule of Business Acquisitions, by Acquisition
Cash (paid in December 2016)	$60,000
2,926,830 shares of the Company’s common stock	2,883,220
Liabilities assumed	40,140
Total purchase price	$2,983,360

Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
Cash	$8,672
Accounts receivable	3,583
Property and equipment	3,333
Goodwill	2,967,772
Assets acquired	$2,983,360

Business Acquisition, Pro Forma Information

	Twelve months ended December 31, 2017	Twelve months ended December 31, 2016
Total revenues	$319,242	$740,264
Net loss	(44,389,569)	(18,193,082)
Basic and diluted net loss per common share	$(0.46)	$(0.34)